Deferred gains (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Deferred Gains

	2017	2016
At January 1	64	112
Income deferred	1	4
Disposals	-	(31)
Release to income statement	(5)	(6)
Net exchange differences	(2)	(14)
Transfers to disposal groups	(45)	-
At December 31	13	64